GENERAL (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	30 Months Ended
	Jan. 14, 2018	Dec. 18, 2022	Sep. 30, 2020	Dec. 31, 2024	Dec. 31, 2022
Business Acquisition [Line Items]
Fair value of contingent liability				$ 0
Netonomy LTD [Member]
Business Acquisition [Line Items]
Acquisition date	Jan. 14, 2018	Dec. 18, 2022
Total consideration	$ 3,765	$ 1,152
Cash paid to acquire entity	3,180	500
Acquisition transaction costs	303
Fair value of contingent liability	282	$ 652		$ 0	$ 834
Holdback amount	$ 1,100
Description of claims for indemnification	paid in three installments consisting 40%, 40% and 20% of the Holdback amount following the first, second and 30-months anniversaries of the Closing Date,	The contingent consideration consists of two components: (a) $ 1,000 paid against actual income. (b) All expected revenues exceeding $ 1,000 multiplied by 3.0% limited for the period of 10 years as of Valuation Date
Amount of payments cap			$ 1,100
Restricted holdback amount	$ 797		$ 797
Keepers Child Safety Ltd [Member]
Business Acquisition [Line Items]
Total purchase consideration		$ 1,152